Janus Investment Fund

Janus Henderson Diversified Alternatives Fund

Janus Henderson International Long/Short Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 2, 2018

to Currently Effective Statement of Additional Information

Effective July 2, 2018, the Funds’ Statement of Additional Information (“SAI”) is amended as follows:

1.	The following replaces in its entirety the corresponding information under “Distribution and Shareholder Servicing Plans” in the Shares of the Trust section of the Funds’ SAI:

For the fiscal year ended June 30, 2017, under each Class’ respective Plan, Class A Shares, Class C Shares, and Class S Shares of Janus Henderson Diversified Alternatives Fund, in total paid $29,257 to Janus Henderson Distributors (substantially all of which Janus Henderson Distributors paid out as compensation to broker-dealers and other service providers). For the period June 5, 2017 through June 30, 2017, under each Class’ respective Plan, Class A Shares, Class C Shares, and Class S Shares of Janus Henderson International Long/Short Equity Fund in total paid $291 to Janus Henderson Distributors (substantially all of which Janus Henderson Distributors paid out as compensation to broker-dealers and other service providers). The dollar amounts and the manner in which these 12b-1 payments were spent are summarized below.

2.	The following replaces the corresponding information in the table under “Distribution and Shareholder Servicing Plans” in the Shares of the Trust section of the Funds’ SAI:

Fund Name	Advertising and Literature		Prospectus Preparation, Printing and Mailing		Payment to Brokers
Alternative
Janus Henderson International Long/Short Equity Fund(1) Class A Shares Class C Shares Class S Shares	$ $ $	1 0 0	$ $ $	0 0 0	$ $ $	201 74 10

(1)	Amounts provided for the period June 5, 2017 through June 30, 2017, and paid to Janus Henderson Distributors. For the period August 1, 2016, through June 4, 2017, Class C Shares of the Fund paid $87 Compensation to Dealers and $12 Financing of Advance Commissions.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Large Cap Value Fund
Janus Henderson All Asset Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson Select Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Bond Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Strategic Income Fund
Janus Henderson High-Yield Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson International Managed Volatility Fund	Janus Henderson Value Plus Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 2, 2018

to Currently Effective Statement of Additional Information

Effective July 2, 2018, the Funds’ Statement of Additional Information (“SAI”) is amended as follows:

1.	The following replaces in its entirety the corresponding information under “Distribution and Shareholder Servicing Plans” in the Shares of the Trust section of the Funds’ SAI:

For the fiscal year ended June 30, 2017, under each Class’ respective Plan, Class A Shares, Class C Shares, Class R Shares, and Class S Shares of the Funds, except Janus Henderson Strategic Income Fund, Janus Henderson All Asset Fund, and Janus Henderson Dividend & Income Builder Fund, in total paid $10,200,423 to Janus Henderson Distributors (substantially all of which Janus Henderson Distributors paid out as compensation to broker-dealers and other service providers). For the period June 5, 2017 through June 30, 2017, under each Class’ respective Plan, Class A Shares, Class C Shares, and Class S Shares of Janus Henderson Strategic Income Fund, Janus Henderson All Asset Fund, and Janus Henderson Dividend & Income Builder Fund in total paid $70,788 to Janus Henderson Distributors (substantially all of which Janus Henderson Distributors paid out as compensation to broker-dealers and other service providers). The dollar amounts and the manner in which these 12b-1 payments were spent are summarized below.

2.	The following replaces the corresponding information in the table under “Distribution and Shareholder Servicing Plans” in the Shares of the Trust section of the Funds’ SAI:

Fund Name	Advertising and Literature	Prospectus Preparation, Printing and Mailing	Payment to Brokers
Fixed Income
Janus Henderson Strategic Income Fund(1) Class A Shares	$24	$0	$7,678
Class C Shares	$20	$0	$28,508
Class S Shares	$0	$0	$10
Multi-Asset
Janus Henderson All Asset Fund(2) Class A Shares	$1	$0	$332
Class C Shares	$4	$0	$5,724
Class S Shares	$0	$0	$10

Fund Name	Advertising and Literature	Prospectus Preparation, Printing and Mailing	Payment to Brokers
Multi-Asset
Janus Henderson Dividend & Income Builder Fund(3) Class A Shares	$13	$0	$4,611
Class C Shares	$1	$0	$21,938
Class S Shares	$0	$0	$10

(1)	Amounts provided for the period June 5, 2017, through June 30, 2017, and paid to Janus Henderson Distributors. For the period August 1, 2016, through June 4, 2017, Class A Shares of the Fund paid $126,489 Compensation to Dealers, and Class C Shares of the Fund paid $269,973 Compensation to Dealers and $252,380 Financing of Advance Commissions.
(2)	Amounts provided for the period June 5, 2017, through June 30, 2017, and paid to Janus Henderson Distributors. For the period August 1, 2016, through June 4, 2017, Class A Shares of the Fund paid $5,084 Compensation to Dealers, and Class C Shares of the Fund paid $71,309 Compensation to Dealers and $22,479 Financing of Advance Commissions.
(3)	Amounts provided for the period June 5, 2017, through June 30, 2017, and paid to Janus Henderson Distributors. For the period August 1, 2016, through June 4, 2017, Class A Shares of the Fund paid $57,810 Compensation to Dealers, and Class C Shares paid $187,521 Compensation to Dealers and $364,680 Financing of Advance Commissions.

Please retain this Supplement with your records.

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